Operating Results for Each Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013		Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Selected Financial Information [Line Items]
Revenue	$ 673	$ 672		$ 1,326	$ 1,311	$ 2,761		$ 2,808	$ 2,921
Adjusted EBITDA	171	192		326	334	812		793	778
Operating Segments
Selected Financial Information [Line Items]
Revenue	673	672		1,326	1,311	2,761		2,808	2,921
Adjusted EBITDA	171	192		326	334	812		793	778
Adjusted EBITDA margin	25.40%	28.50%		24.60%	25.50%	29.40%		28.20%	26.60%
Year over Year revenue change				1.00%		(2.00%)		(4.00%)
Year over Year Adjusted EBITDA change	(11.00%)			(2.00%)		2.00%		2.00%
Operating Segments | Financial Systems
Selected Financial Information [Line Items]
Revenue	618	620		1,218	1,209	2,551		2,604	2,717
Adjusted EBITDA	154	174	[1]	293	302	746	[2]	727	715
Adjusted EBITDA margin	24.90%	28.20%		24.10%	25.00%	29.20%		27.90%	26.30%
Year over Year revenue change				1.00%		(2.00%)		(4.00%)
Year over Year Adjusted EBITDA change	(12.00%)			(3.00%)		3.00%		2.00%
Operating Segments | Public Sector and Education
Selected Financial Information [Line Items]
Revenue	55	52		108	102	210		204	204
Adjusted EBITDA	$ 17	$ 18		$ 33	$ 32	$ 66		$ 66	$ 63
Adjusted EBITDA margin	31.30%	33.00%		30.70%	31.10%	31.60%		32.50%	31.20%
Year over Year revenue change	6.00%			6.00%		3.00%
Year over Year Adjusted EBITDA change	1.00%			5.00%				5.00%

[1]	During the second quarter of 2013, the Company completed a review of its accounting practices related to vacation pay obligations. In countries where the vacation policy stipulated that vacation days earned in the current year must be used in that same year, the Company adjusted its quarterly estimate of accrued vacation costs to better match expense recognition with amounts payable to employees when leaving the Company. The results for the three months ended June 30, 2013 included an $10 million decrease to costs and expenses due to the change in estimate for the accrued vacation.
[2]	SunGard received approximately $12 million in proceeds related to a bankruptcy claim assigned and sold to a third party in the third quarter of 2013. The claim related to a FS customer that filed for Chapter 11 bankruptcy in January 2013. The amount of the claim represented previously reserved revenue, which now has been recognized, and a termination charge related to the customer contract.